COMMITMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Commitments [Abstract]
Operating lease commitments	$ 501	$ 79
Payable Within 1 Year [Member]
Commitments [Abstract]
Operating lease commitments	161	79
Payable Later than 1 Year Within 5 Years [Member]
Commitments [Abstract]
Operating lease commitments	$ 340	$ 0